Line of credit, short term loan and notes payable, Short Term Loan and Line of Credit (FY) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 19, 2019
Short Term Loan and Line of Credit [Member]
Debt Instruments [Abstract]
Maturity date		Dec. 19, 2020
Short Term Loan [Member]
Debt Instruments [Abstract]
Face amount	$ 20.5	$ 20.5		$ 20.5
Amount borrowed				20.5
Debt discounts	$ 3.5	$ 4.4
Maturity date	Dec. 19, 2020	Dec. 19, 2020
Line of Credit [Member]
Debt Instruments [Abstract]
Face amount	$ 5.5	$ 5.0
Amount borrowed				5.0
Debt discounts	$ 0.1	$ 0.2
Maturity date	Dec. 19, 2020	Dec. 19, 2020	May 06, 2019
Shareholder Guaranties [Member]
Debt Instruments [Abstract]
Guaranty obligations	$ 20.0	$ 20.0
Warrants per share (in dollars per share)	$ 0.325	$ 0.325
Warrants, exercise price (in dollars per share)	$ 1.82	$ 1.82
Warrants, fair value	$ 4.2	$ 4.2
Shareholder Guaranties [Member] | Maximum [Member]
Debt Instruments [Abstract]
Warrants, exercisable period	24 months	24 months
Revolving Credit Facility [Member]
Debt Instruments [Abstract]
Face amount				$ 7.5